Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Schedule of Financial Assets and Liabilities by Category

(1) Financial assets and liabilities by category, as of December 31, 2018 and 2017 are as follows:

	December 31, 2018		December 31, 2017
	Financial assets at amortized cost		Loans and receivables
Financial assets	(In millions of Korean won)
Cash and cash equivalents	~~W~~	86,051	~~W~~	39,095
Short-term financial instruments		9,500		22,500
Accounts receivables		60,664		42,168
Other receivables		255		698
Other current assets		191		155
Other non-current financial assets		1,494		1,394
Total	~~W~~	158,155	~~W~~	106,010

	Financial liabilities at amortized cost		Financial liabilities at amortized cost
Financial liabilities
Accounts payables	~~W~~	71,928	~~W~~	44,410
Accrued expenses		16		322
Other current liabilities		113		107
Other non-current liabilities		34		141
Total	~~W~~	72,091	~~W~~	44,980

Schedule of Net Gains or Losses by Category of Financial Instruments

Net gains or losses by each category of financial instruments for the periods ended December 31, 2018, 2017 and 2016 are as follows:

	2018		2017		2016
Financial assets at amortized cost	(In millions of Korean won)
Interest income	~~W~~	819	~~W~~	554	~~W~~	522
Gains on foreign currency transactions		159		231		759
Financial liabilities at amortized cost
Income(losses) on foreign currency transactions		105		(349)		(1,289)

Schedule of Carrying Amount and Fair Value of Financial Instruments	The carrying amount and fair value of financial instruments as of December 31, 2018 and 2017 are as follows:

	December 31, 2018
	Carrying value		Fair value
Financial assets	(In millions of Korean won)
Cash and cash equivalents	~~W~~	86,051	~~W~~	86,051
Short-term deposits not classified as cash equivalents		9,500		9,500
Accounts receivables		60,664		(*	)
Other receivables		255		(*	)
Other current assets		191		(*	)
Other non-current financial assets		1,494		(*	)
Total	~~W~~	158,155
Financial liabilities
Accounts payables	~~W~~	71,928		(*	)
Accrued expenses		16		(*	)
Other current liabilities		113		(*	)
Other non-current liabilities		34		(*	)
Total	~~W~~	72,091

	December 31, 2017
	Carrying value		Fair value
Financial assets	(In millions of Korean won)
Cash and cash equivalents	~~W~~	39,095	~~W~~	39,095
Short-term deposits not classified as cash equivalents		22,500		22,500
Accounts receivables		42,168		(*	)
Other receivables		698		(*	)
Other current assets		155		(*	)
Other non-current financial assets		1,394		(*	)
Total	~~W~~	106,010
Financial liabilities
Accounts payables	~~W~~	44,410		(*	)
Accrued expenses		322		(*	)
Other current liabilities		107		(*	)
Other non-current liabilities		141		(*	)
Total	~~W~~	44,980

(*) As the carrying amount is a reasonable approximation of fair value due to the short maturity of the instrument, it is excluded from fair value disclosure.

Schedule of Fair Value Hierarchy of Company's Financial Instruments	The fair value hierarchy of the Company’s financial instruments at fair values as of December 31, 2018 and 2017 is as follows:

	December 31, 2018
	Level 1		Level 2		Level 3		Total
	(In millions of Korean won)
Cash and cash equivalents	~~W~~	48,005	~~W~~	38,046	~~W~~	—	~~W~~	86,051
Short-term financial instruments	~~W~~	5,500	~~W~~	4,000	~~W~~	—	~~W~~	9,500

	December 31, 2017
	Level 1		Level 2		Level 3		Total
		(In millions of Korean won)
Cash and cash equivalents	~~W~~	24,431	~~W~~	14,664	~~W~~	—	~~W~~	39,095
Short-term financial instruments	~~W~~	11,000	~~W~~	11,500	~~W~~	—	~~W~~	22,500